Stock options and other stock-based plans: (Tables)	12 Months Ended
Dec. 31, 2012
Stock options and other stock-based plans:
Stock option activity

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)

Outstanding, beginning of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Granted	770,727	33.77	—	—	—	—
Exercised	(93,044)	10.49	(225,845)	7.87	(472,414)	7.19
Cancelled/expired	(9,663)	33.36	(8,142)	4.84	(17,161)	23.24

Outstanding, end of period	996,047	$27.78	328,027	$8.96	562,014	$8.46

Options exercisable, end of period	226,487	$8.06	311,360	$8.55	455,206	$7.75

Schedule of stock options by range of exercise prices

Range of exercise prices (CDN $)		Number outstanding, December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2012	Weighted average exercise price (CDN $)

$ 3.22 to	$ 3.47	7,218	1.5	$3.31	7,218	$3.31
4.24 to	4.87	37,458	1.3	4.48	37,458	4.48
5.29 to	9.10	90,301	0.6	6.34	90,301	6.34
10.50 to	11.11	78,655	2.0	11.04	78,655	11.04
14.90 to	16.50	21,188	3.1	15.53	12,855	14.90
29.76 to	33.83	761,227	4.0	33.77	—	—

$ 3.22 to	$33.83	996,047	3.42	$27.78	226,487	$8.06

Schedule of RSU and PSU activity

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Outstanding, beginning of period	1,250,917	$18.04	1,377,237	$12.19	1,194,913	$8.56

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Exercised	(337,228)	$19.34	(391,612)	$9.61	(241,825)	$12.81
Cancelled/expired	(4,300)	$19.67	(4,000)	$18.61	—	—

Outstanding, end of period	1,095,094	$20.68	1,250,917	$18.04	1,377,237	$12.19

Units outstanding and exercisable, end of period	262,615	$8.86	276,931	$7.97	541,534	$6.91

Schedule of unvested RSU and PSU activity

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Unvested, beginning of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Vested	(322,912)	$21.64	(127,009)	$17.55	(548,733)	$7.58
Cancelled/expired	(4,300)	$18.61	(4,000)	$18.61	(52,131)	$13.64

Unvested, end of period	832,479	$24.41	973,986	$20.90	835,703	$15.62

Schedule of aggregate intrinsic value of stock option awards and share units

	December 31, 2012 CDN$	December 31, 2011 CDN$

Stock options:
Outstanding	$4,219	$8,138
Exercisable	4,137	7,851
Exercised	2,398	5,849
Share units:
Outstanding	$28,823	$42,234
Exercisable	6,912	9,352
Exercised	15,135	7,688

Schedule of stock-based compensation included in operating expenses

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$2,251	$825	$627
General and administrative	6,752	3,302	2,958
Sales and marketing	3,465	2,052	1,338

	$12,468	$6,179	$4,923